Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Detail) - Foreign currency forward contracts [Member] $ in Thousands	Sep. 30, 2016 USD ($)	Sep. 30, 2016 NOK	Sep. 30, 2016 SGD	Sep. 30, 2016 EUR (€)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 1,429
Expected Maturity Next Fiscal Year	25,683
Expected Maturity Fiscal Year Two	32,214
Norwegian Kroner [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | NOK		NOK 371,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 1,412
Average Forward Rate	8.23	8.23	8.23	8.23
Expected Maturity Next Fiscal Year	$ 12,875
Expected Maturity Fiscal Year Two	32,214
Euro [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | €				€ 2,250,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ 85
Average Forward Rate	0.92	0.92	0.92	0.92
Expected Maturity Next Fiscal Year	$ 2,447
Singapore Dollars [Member]
Derivative [Line Items]
Contract Amount in Foreign Currency | SGD			SGD 14,026,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge	$ (68)
Average Forward Rate	1.35	1.35	1.35	1.35
Expected Maturity Next Fiscal Year	$ 10,361